Equity	6 Months Ended
Jun. 30, 2025
Equity [Abstract]
EQUITY

10. EQUITY

Ordinary shares

For the six months ended June 30, 2025 and 2024, the Company did not issue ordinary shares.

As of June 30, 2025 and December 31, 2024, the Company had 24,871,433 Class A Ordinary Shares and 24,518,489 Class B Ordinary Shares issued and outstanding.

Declaration of dividends

For the six months ended June 30, 2025 and 2024, the Company did not declare dividends. For the six months ended June 30, 2025 and 2024, the Company paid dividends of $57,753 and $57,552, respectively, in the form of purchasing insurance policies, to three shareholders. For the six months ended June 30, 2025, the Company also settled dividends payable of $9,988,060 and $4,567,520 against balances due from related parties of discontinued operations and due from related parties of continuing operations, respectively. As of June 30, 2025, the Company recorded dividends payable of $1,175,018 due to related parties (Note 12).

As of June 30, 2025 and December 31, 2024, the Company had declared but unpaid dividends of $1,175,018 and $15,788,003, respectively, to shareholders whose holding of beneficiary shares exceeded 5% (Note 12). For the six months ended June 30, 2025, the Company did not make payments to shareholders whose holding of beneficiary shares was below 5%. As of December 31, 2024, the Company had declared but unpaid dividends of $1,011,326 to shareholders whose holding of beneficiary shares was below 5%.

According to PRC laws and regulations, after-tax profit can be distributed after a portion of net income has been set aside to fund certain reserve funds. The board of directors will have the discretion to declare and pay dividends in the future, subject to applicable PRC regulations and Hong Kong regulations and restrictions. Payment of dividends in the future will depend upon the Company’s earnings, capital requirements, and other factors, which its board of directors may deem relevant.

Restricted net assets

The Company’s ability to pay dividends is primarily dependent on the Company receiving distributions of funds from its subsidiaries. Relevant PRC statutory laws and regulations permit payments of dividends by PRC subsidiaries only out of its retained earnings, if any, as determined in accordance with PRC accounting standards and regulations and after it has met the PRC requirements for appropriation to statutory reserves. Paid in capital of the PRC subsidiaries included in the Company’s consolidated net assets are also non-distributable for dividend purposes. The results of income reflected in the accompanying condensed consolidated financial statements prepared in accordance with U.S. GAAP differ from those reflected in the statutory financial statements of the Company’s PRC subsidiaries. The Company is required to set aside at least 10% of their after-tax profits each year, if any, to fund certain statutory reserve funds until such reserve funds reach 50% of its registered capital. In addition, the Company may allocate a portion of its after-tax profits based on PRC accounting standards to enterprise expansion fund and staff bonus and welfare fund at its discretion. The statutory reserve funds and the discretionary funds are not distributable as cash dividends.

The statutory reserve is required to set aside annually. Accordingly, the Company’s PRC profit generating subsidiaries did not set aside statutory reserve funds or the six months ended June 30, 2025 and 2024.

As of June 30, 2025 and December 31, 2024, the Company had net restricted assets of $156,388 and $155,881, which represented paid-in capital and statutory reserves that are included in the Company’s consolidated net assets.

Warrants issued in connection with settlement of convertible notes

In connection with issuance of convertible notes closed in November 2024, on November 25, 2024, the Company issued an aggregation of 7,751,939 Class B Ordinary Shares and 7,751,939 Conversion Warrants to three Purchasers at conversion price of $0.645 per share to settle the convertible notes.

The Conversion may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Conversion. The Conversion Warrants will expire one year from the issuance of the Conversion Warrants. The Conversion Warrants may be exercised on a cashless basis. The exercise price and number of Class B Ordinary Shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a subdivision, reclassification and reorganization, spinoffs. However, the warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price.

As the Conversion Warrants meet the criteria for equity classification under ASC 815, therefore, the Conversion Warrants are classified as equity. On November 4, 2024, the fair value of the Conversion Warrants is estimated at fair value of approximately $3,232,000 using Black-Scholes model, and the Company allocated proceeds of $1,306,000 to the Conversion Warrants using relative fair value method. The key factors in estimating the fair value of warrant were as follow:

As of November 4, 2024
Risk-free rate of return	4.29%
Estimated volatility rate	94.67%
Dividend yield	0%
Spot price of underling ordinary share	$0.92
Exercise price	$0.68
Fair value of warrant	$3,232,000

Public Warrants

Pursuant to HMAC’s initial public offering on August 10, 2022, HMAC sold 6,900,000 units (the “Public Units”). Each Public Unit consists of one ordinary share (“Public Share”), one redeemable warrant (“Public Warrant”) and one right (“Public Right”) to receive one-tenth (1/10) of one ordinary share. Each Public Right entitles the holder to receive one-tenth (1/10) of one ordinary share upon consummation of the business combination.

Each holder of a warrant is entitled to purchase one ordinary share at an exercise price of $11.50. Public Warrants may only be exercised for a whole number of shares. No fractional shares will be issued upon exercise of the Public Warrants. The Public Warrants will expire five years from the consummation of a business combination or earlier upon redemption or liquidation.

The Public Warrants became exercisable after the consummation of a business combination between the Company and HMAC on August 17, 2023. No Public Warrants will be exercisable for cash unless the Company has an effective and current registration statement covering the ordinary shares issuable upon exercise of the Public Warrants and a current prospectus relating to such ordinary shares.

The Company may call the warrants for redemption, in whole and not in part, at a price of $0.01 per warrant:

●	upon not less than 30 days’ prior written notice of redemption to each warrant holder,

●	if, and only if, the reported last sale price of the ordinary share equals or exceeds $18 per share, for any 20 trading days within a 30 trading days period ending on the third trading day prior to the notice of redemption to Public Warrant holders, and

●	if, and only if, there is a current registration statement in effect with respect to the issuance of the ordinary share underlying such warrants at the time of redemption and for the entire 30-day trading period referred to above and continuing each day thereafter until the date of redemption.

If the Company calls the warrants for redemption, management will have the option to require all holders that wish to exercise the warrants to do so on a “cashless basis,” as described in the warrant agreement. The exercise price and number of ordinary shares issuable upon exercise of the warrants may be adjusted in certain circumstances including in the event of a share dividend, extraordinary dividend or recapitalization, reorganization, merger or consolidation. However, the warrants will not be adjusted for issuances of ordinary shares at a price below its exercise price. Additionally, in no event will the Company be required to net cash settle the warrants.

As the Public Warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity. As of June 30, 2025 and December 31, 2024, the Company had 6,900,000 Public Warrants to purchase 6,900,000 Class B Ordinary Shares.

Private Warrants

Simultaneously with the closing of the initial public offering of HMAC, HMAC also sold 341,500 Private Placement Units in a private placement. Each Private Placement Unit consists of one ordinary share (“private placement share”), one redeemable warrant (“Private Warrant”) and one right (“Private Right”) to receive one-tenth (1/10) of one ordinary share. Each Private Warrant entitles the holder to purchase one ordinary share at an exercise price of $11.50 per whole share. Each Private Right entitles the holder to receive one-tenth (1/10) of one ordinary share upon consummation of the business combination.

The Private Placement Units are identical to the Public Units being sold in the initial public offering of HMAC except that Private Placement Units will not be transferable, assignable or saleable until 30 days after the completion of the business combination and will be entitled to registration rights.

As the Private Warrants meet the criteria for equity classification under ASC 480 and ASC 815, therefore, the warrants are classified as equity. As of June 30, 2025 and December 31, 2024, the Company had 341,500 Private Warrants to purchase 341,500 Class B Ordinary Shares.

Public Rights and Private Rights

Each holder of a public right and private right will automatically receive one-tenth (1/10) of an ordinary share upon consummation of a business combination, even if the holder of a public right converted all ordinary shares held by him, her or it in connection with a business combination or an amendment to the Company’s Amended and Restated Memorandum and Articles of Association with respect to its pre-business combination activities. Upon the closing of the business combination of the Company and HMAC, the Company issued 690,000 Class B Ordinary Shares and 34,150 Class B Ordinary Shares in connection with an exchange of public rights and private rights, respectively. The Company recorded the issuance of Class B Ordinary Shares at par value with corresponding account charged to additional paid-in capital.